Condensed Consolidated Statements of Stockholders' Equity (Parentheticals) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
Common stock dividend per share, declared and paid	$ 0.02	$ 0.02